Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses and Other Current Assets

Note 4 — Prepaid Expenses and Other Current Assets

	As of December 31,
	2011	2010
	U.S.$ thousands	U.S.$ thousands
Government institutions	6	30
Prepaid expenses and others	181	138
	187	168